CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Revenues, non-affiliates	$ 57,627	$ 264,964	$ 277,685	$ 707,660	$ 695,095	$ 558,248
Revenues, affiliate	45,033		178,785		20,000	4,425
Total revenues	102,660	264,964	456,470	707,660	715,095	562,673
Cost of revenues:
Cost of revenues, non-affiliate					335,571	75,672
Cost of revenues, affiliate					7,500	74,564
Total cost of revenues	26,226	68,813	238,227	252,550	343,071	150,236
Gross profit	76,434	196,151	218,243	455,110	372,024	412,437
Operating expenses:
Marketing, advertising and new business development	39,728	7,516	132,493	56,208	68,007	86,797
Research and development	40,611	4,371	90,006	17,732	23,124	329
Legal, accounting, consulting and public reporting	181,052	111,847	637,252	246,584	643,913	645,503
General and administrative	461,990	(6,923)	2,644,041	225,748	404,002	1,101,604
Total operating expenses	723,381	116,811	3,503,792	546,272	1,139,046	1,834,233
Income (loss) from operations	(646,947)	79,340	(3,285,549)	(91,162)	(767,022)	(1,421,796)
Other income and costs and expenses
Other income and expenses					184,875
Gain (loss) on derivative liabilities		(331,618)		(332,456)	(1,894,258)	(23,593)
Interest expense	(6,759)	(40,044)	(54,432)	(153,438)	(418,437)	(107,496)
Amortization of debt discount				(266,711)	(267,258)	(82,500)
Equity in net loss of unconsolidated affiliate						(90,900)
Loss on extinguishment of debt and repurchase of warrants			(267,567)	(130,423)	(691,904)	(768,602)
Loss on investment in non-marketable equity securities						(388,475)
Gain on conversion of a portion of convertible notes		(4,253)		11,237
Loss on settlement of dispute			(122,139)
Total other income (expense), net	(6,759)	(375,915)	(444,138)	(871,791)	(3,086,982)	(1,461,566)
Loss before provision for taxes on income	(653,706)	(296,575)	(3,729,687)	(962,953)	(3,854,004)	(2,883,362)
Provision for taxes on income
Net Income (Loss)	(653,706)	(296,575)	(3,729,687)	(962,953)	(3,854,004)	(2,883,362)
Loss attributable to non-controlling interests	80,914		242,146
Net (Loss) attributable to common shareholders	$ (572,792)	$ (296,575)	$ (3,487,541)	$ (962,953)	$ (3,854,004)	$ (2,883,362)
Basic and diluted net loss per share:	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.08)	$ (0.06)
Basic and diluted weighted-average common shares outstanding:	56,503,689	44,925,837	54,170,003	45,519,746	46,722,407	44,793,510